American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2040 Portfolio
October 31, 2020

One Choice 2040 Portfolio - Schedule of Investments
OCTOBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 45.6%
Focused Dynamic Growth Fund G Class(2)	712,443	33,377,970
NT Disciplined Growth Fund G Class	1,807,065	27,160,186
NT Equity Growth Fund G Class	5,576,068	61,950,112
NT Growth Fund G Class	4,443,477	88,869,544
NT Heritage Fund G Class	5,371,674	75,901,751
NT Large Company Value Fund G Class	14,666,719	152,093,872
NT Mid Cap Value Fund G Class	8,622,813	97,179,097
Small Cap Growth Fund G Class	893,990	20,874,663
Small Cap Value Fund G Class	3,120,712	21,096,016
Sustainable Equity Fund G Class	3,384,974	114,987,577
		693,490,788
Domestic Fixed Income Funds — 21.6%
Inflation-Adjusted Bond Fund G Class	3,694,399	45,736,657
NT Diversified Bond Fund G Class	19,774,750	226,816,385
NT High Income Fund G Class	6,020,427	55,749,155
Short Duration Inflation Protection Bond Fund G Class	59,039	627,584
		328,929,781
International Equity Funds — 19.7%
Non-U.S. Intrinsic Value Fund G Class	4,657,487	35,303,749
NT Emerging Markets Fund G Class	5,374,065	70,346,504
NT Global Real Estate Fund G Class	3,000,252	29,582,481
NT International Growth Fund G Class	6,578,239	82,227,992
NT International Small-Mid Cap Fund G Class	2,559,680	30,997,727
NT International Value Fund G Class	6,357,766	51,180,016
		299,638,469
International Fixed Income Funds — 8.1%
Emerging Markets Debt Fund G Class	3,153,604	32,545,194
Global Bond Fund G Class	8,596,910	89,923,678
International Bond Fund G Class(2)	56,286	782,382
		123,251,254
Money Market Funds — 5.0%
U.S. Government Money Market Fund G Class	76,652,767	76,652,767
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,332,105,104)		1,521,963,059
OTHER ASSETS AND LIABILITIES†		953
TOTAL NET ASSETS — 100.0%		$1,521,964,012

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2020 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$37,102	—	$3,188	$(536)	$33,378	712	$1,803	—
NT Disciplined Growth Fund	30,234	—	1,765	(1,309)	27,160	1,807	968	—
NT Equity Growth Fund	66,750	$240	4,497	(543)	61,950	5,576	56	$240
NT Growth Fund	95,617	1,347	6,500	(1,595)	88,869	4,443	2,645	—
NT Heritage Fund	80,530	—	5,757	1,129	75,902	5,372	1,774	—
NT Large Company Value Fund	153,634	1,217	2,119	(638)	152,094	14,667	(43)	776
NT Mid Cap Value Fund	96,260	1,227	542	234	97,179	8,623	(23)	593
Small Cap Growth Fund	22,372	—	2,866	1,369	20,875	894	466	—
Small Cap Value Fund	20,112	104	70	950	21,096	3,121	(11)	104
Sustainable Equity Fund	121,738	720	7,634	164	114,988	3,385	797	—
Inflation-Adjusted Bond Fund	43,372	2,341	—	24	45,737	3,694	—	—
NT Diversified Bond Fund	218,464	14,008	2,198	(3,458)	226,816	19,775	(35)	1,070
NT High Income Fund	54,887	1,102	—	(240)	55,749	6,020	—	890
Short Duration Inflation Protection Bond Fund	622	—	—	6	628	59	—	—
Non-U.S. Intrinsic Value Fund	36,421	—	—	(1,117)	35,304	4,657	—	—
NT Emerging Markets Fund	73,420	—	5,396	2,322	70,346	5,374	1,148	—
NT Global Real Estate Fund	30,513	—	—	(931)	29,582	3,000	—	—
NT International Growth Fund	85,536	—	4,392	1,084	82,228	6,578	1,391	—
NT International Small-Mid Cap Fund	33,721	—	3,803	1,080	30,998	2,560	673	—
NT International Value Fund	54,072	—	1,491	(1,401)	51,180	6,358	(212)	—
Emerging Markets Debt Fund	32,161	354	—	30	32,545	3,154	—	354
Global Bond Fund	83,882	5,955	—	87	89,924	8,597	—	—
International Bond Fund(3)	777	—	—	5	782	56	—	—
U.S. Government Money Market Fund	70,406	6,247	—	—	76,653	76,653	—	21
	$1,542,603	$34,862	$52,218	$(3,284)	$1,521,963	195,135	$11,397	$4,048
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.